Note 3 - Fair Value Measurements - Items Measured at Fair Value on a Nonrecurring Basis (Details) - Fair Value, Nonrecurring [Member] $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Long-term investments	$ 1,028
Long-term investments, losses	(240)
Fair Value, Inputs, Level 1 [Member]
Long-term investments
Fair Value, Inputs, Level 2 [Member]
Long-term investments
Fair Value, Inputs, Level 3 [Member]
Long-term investments	1,028
PVEF [Member]
Long-term investments	36
Long-term investments, losses
PVEF [Member] | Fair Value, Inputs, Level 1 [Member]
Long-term investments
PVEF [Member] | Fair Value, Inputs, Level 2 [Member]
Long-term investments
PVEF [Member] | Fair Value, Inputs, Level 3 [Member]
Long-term investments	36
Sigurd Cayman [Member]
Long-term investments	992
Long-term investments, losses	(240)
Sigurd Cayman [Member] | Fair Value, Inputs, Level 1 [Member]
Long-term investments
Sigurd Cayman [Member] | Fair Value, Inputs, Level 2 [Member]
Long-term investments
Sigurd Cayman [Member] | Fair Value, Inputs, Level 3 [Member]
Long-term investments	$ 992